Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2019-2

Collection Period	02/01/20-02/29/20
Determination Date	3/10/2020
Distribution Date	3/16/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$987,784,100.11
2.	Collections allocable to Principal		$31,231,355.19
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,574,363.43
5.	Pool Balance on the close of the last day of the related Collection Period		$954,978,381.49
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		64,927
7.	Initial Pool Balance		$1,368,421,077.86
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$280,476,209.29	$254,809,928.89
	c. Class A-2b Floating Rate Note Balance	$78,018,417.05	$70,878,978.83
	d. Class A-3 Note Balance	$429,120,000.00	$429,120,000.00
	e. Class A-4 Note Balance	$101,640,000.00	$101,640,000.00
	f. Class B Note Balance	$38,320,000.00	$38,320,000.00
	g. Class C Note Balance	$32,160,000.00	$32,160,000.00
	h. Class D Note Balance	$23,260,000.00	$23,260,000.00
	i. Note Balance (sum a - h)	$982,994,626.34	$950,188,907.72
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.7801842	0.7087898
	c. Class A-2b Floating Rate Note Pool Factor	0.7801842	0.7087898
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.7201426	0.6961091
10.	Overcollateralization Target Amount		$4,789,473.77
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,789,473.77
12.	Weighted Average Coupon		8.63%
13.	Weighted Average Original Term	months	66.39
14.	Weighted Average Remaining Term	months	52.32
15.	1-Month LIBOR for the interest period ending 3/15/2020		1.65825%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 3/15/2020		1.85825%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,068,336.49
	b. Liquidation Proceeds allocable to Finance Charge		$323.15
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,068,659.64
18.	Principal:
	a. Collections allocable to Principal		$31,231,355.19
	b. Liquidation Proceeds allocable to Principal		$839,036.44
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$32,070,391.63
19.	Total Finance Charge and Principal Collections (17d + 18d)		$39,139,051.27
20.	Interest Income from Collection Account		$42,417.81
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$39,181,469.08

Available Funds
23.	Available Collections	$39,181,469.08
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$39,181,469.08
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$823,153.42
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$823,153.42
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$628,734.17
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$628,734.17
	i. Class A-2b Monthly Interest	$108,733.29
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$108,733.29
	m. Class A-3 Monthly Interest	$958,368.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	958,368.00
	q. Class A-4 Monthly Interest	$234,619.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$234,619.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$96,119.33
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$96,119.33
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$84,688.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$84,688.00
34.	Tertiary Principal Distributable Amount	$4,756,244.85
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$66,097.17
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$66,097.17

36.	Quaternary Principal Distributable Amount	$23,260,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$31,016,757.23
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$4,789,473.77
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,068,659.64
	b. Total Daily Deposits of Principal Collections	$32,070,391.63
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$42,417.81
	e. Total Deposits to Collection Account (sum a - d)	$39,181,469.08
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$823,153.42
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$34,983,077.58
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,375,238.08
	f. Total Withdrawals from Collection Account (sum a - e)	$39,181,469.08
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$628,734.17
	c. Class A-2b Interest Distribution	$108,733.29
	d. Class A-3 Interest Distribution	$958,368.00
	e. Class A-4 Interest Distribution	$234,619.00
	f. Class B Interest Distribution	$96,119.33
	g. Class C Interest Distribution	$84,688.00
	h. Class D Interest Distribution	$66,097.17
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$25,666,280.40
	k. Class A-2b Principal Distribution	$7,139,438.22
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$34,983,077.58
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$26,295,014.57
	c. Class A-2b Distribution	$7,248,171.51
	d. Class A-3 Distribution	$958,368.00
	e. Class A-4 Distribution	$234,619.00
	f. Class B Distribution	$96,119.33
	g. Class C Distribution	$84,688.00
	h. Class D Distribution	$66,097.17
	i. Total Withdrawals from Note Payment Account (sum a - h)	$34,983,077.58

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$3,375,238.08
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,375,238.08
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,421,052.69
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,421,052.69
51.	Investment Earnings	$4,155.57
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,425,208.26
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$4,155.57
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,421,052.69
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$823,153.42
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$34,983,077.58
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,375,238.08
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$4,155.57
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$26,295,014.57
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$7,248,171.51
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$958,368.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$234,619.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$96,119.33
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$84,688.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$66,097.17
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,375,238.08

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,194	$19,266,195.14
	b. 61 to 90 days past due	558	$9,249,105.22
	c. 91 to 120 days past due	143	$1,908,880.58
	d. 121 or more days past due	1	$20,400.98
	e. Total Past Due (sum a - d)	1,896	$30,444,581.92
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		3.1880%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	102	$1,574,363.43
77.	Recoveries	172	$839,359.59
78.	Net Losses (Ln 76 - Ln 77)		$735,003.84
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0744%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	941	$14,822,154.48
81.	Recoveries	684	$5,735,391.04
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$9,086,763.44
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.6640%
84.	Average Net Loss on Defaulted Receivables		$9,656.50

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,678,310,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 10, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer